Deferred Revenue (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Licensing Revenue Recognized Period	5 years
Licenses Revenue	$ 402,264	$ 167,657